UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12-31-2004
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   767 Third Avenue, 22nd Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Casdin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-351-1945
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Jeffrey Casdin               New York, New York          2/14/05
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        32
                                               -------------

Form 13F Information Table Value Total:        $668,173
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE

                           FORM 13F INFORMATION TABLE

                                                                                                    VOTING AUTHORITY
      NAME OF                     TITLE OF  CUSIP      VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    ----------------
      ISSUER                       CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------

ABGENIX INC                       COMMON    00339B107     5377   520000   SH         SOLE          520000    0        0
-----------------------------------------------------------------------------------------------------------------------
AFFYMETRIX INC                    COMMON    00826T958      814     7500   PUT        SOLE               0    0     7500
-----------------------------------------------------------------------------------------------------------------------
AMERICAN                          COMMON    02886P959     2449    10500   PUT        SOLE               0    0    10500
 PHARMACEUTICALS PTN
-----------------------------------------------------------------------------------------------------------------------
AMYLIN                            COMMON    032346108    32712  1400354   SH         SOLE         1400354    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------------------
ARRAY BIOPHARMA INC               COMMON    04269X105     2856   300000   SH         SOLE          300000    0        0
-----------------------------------------------------------------------------------------------------------------------
ATHEROGENICS INC                  COMMON    047439104     3420   145155   SH         SOLE          145155    0        0
-----------------------------------------------------------------------------------------------------------------------
BARD C R INC                      COMMON    067383109      582     9100   SH         SOLE            9100    0        0
-----------------------------------------------------------------------------------------------------------------------
BECKMAN COULTER INC               COMMON    075811109    31948   476900   SH         SOLE          476900    0        0
-----------------------------------------------------------------------------------------------------------------------
BIOGEN IDEC INC                   COMMON    09062X103    54187   813500   SH         SOLE          813500    0        0
-----------------------------------------------------------------------------------------------------------------------
CERNER CORP                       COMMON    156782954      130     1000   PUT        SOLE               0    0     1000
-----------------------------------------------------------------------------------------------------------------------
CURAGEN CORP                      COMMON    23126R101    17065  2383372   SH         SOLE         2383372    0        0
-----------------------------------------------------------------------------------------------------------------------
CYTOGEN INC                       COMMON    232824300    19790  1717903   SH         SOLE         1717903    0        0
-----------------------------------------------------------------------------------------------------------------------
D & K                             COMMON    232861104      438    54500   SH         SOLE           54500    0        0
 HEALTHCARE RES INC
-----------------------------------------------------------------------------------------------------------------------
DUSA                              COMMON    266898105    39803  2783400   SH         SOLE         2783400    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------------------
ELI LILLY & CO                    COMMON    532457108    25543   450100   SH         SOLE          450100    0        0
-----------------------------------------------------------------------------------------------------------------------
FOREST LABORATORIES INC           COMMON    345838106    30272   674800   SH         SOLE          674800    0        0
-----------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC               COMMON    375558103    24490   699904   SH         SOLE          699904    0        0
-----------------------------------------------------------------------------------------------------------------------
GUIDANT CORPORATION               COMMON    401698105    47579   659900   SH         SOLE          659900    0        0
-----------------------------------------------------------------------------------------------------------------------
IDX SYS CORP                      COMMON    449491109    89217  2589000   SH         SOLE         2589000    0        0
-----------------------------------------------------------------------------------------------------------------------
ILLUMINA INC                      COMMON    452327109     2758   290942   SH         SOLE          290942    0        0
-----------------------------------------------------------------------------------------------------------------------
INCYTE CORP                       COMMON    45337C102     7678   768600   SH         SOLE          768600    0        0
-----------------------------------------------------------------------------------------------------------------------
INSPIRE                           COMMON    457733103    35552  2120000   SH         SOLE         2120000    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------------------
ISTA PHARMACEUTICALS              COMMON    45031X204    14315  1414570   SH         SOLE         1414570    0        0
-----------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                 COMMON    478160104    31069   489900   SH         SOLE          489900    0        0
-----------------------------------------------------------------------------------------------------------------------
MEMORY                            COMMON    58606R403     4787   900000   SH         SOLE          900000    0        0
 PHARMACEUTICALS CORP
-----------------------------------------------------------------------------------------------------------------------
NUVELO INC                        COMMON    67072M301    25294  2567889   SH         SOLE         2567889    0        0
-----------------------------------------------------------------------------------------------------------------------
PHOTOMEDEX INC                    COMMON    719358103     4346  1609706   SH         SOLE         1609706    0        0
-----------------------------------------------------------------------------------------------------------------------
POLYMEDICA CORP                   COMMON    731738950      503     1500   PUT        SOLE               0    0     1500
-----------------------------------------------------------------------------------------------------------------------
SURMODICS INC                     COMMON    868873950       45     2000   PUT        SOLE               0    0     2000
-----------------------------------------------------------------------------------------------------------------------
VARIAN MED SYS INC                COMMON    92220P105    60804  1406200   SH         SOLE         1406200    0        0
-----------------------------------------------------------------------------------------------------------------------
VICURON PHARMACEUTICALS INC       COMMON    926471103    24343  1398200   SH         SOLE         1398200    0        0
-----------------------------------------------------------------------------------------------------------------------
ZYMOGENETICS INC                  COMMON    98985T109    28007  1217700   SH         SOLE         1217700    0        0
-----------------------------------------------------------------------------------------------------------------------
